Document and Entity Information	Feb. 06, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001474439
Document Type	8-K/A
Document Period End Date	Feb. 06, 2020
Entity Registrant Name	TELENAV, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34720
Entity Tax Identification Number	77-0521800
Entity Address, Address Line One	4655 Great America Parkway, Suite 300
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	245-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 Par Value per Share
Trading Symbol	TNAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 6, 2020, Telenav, Inc. (the “Company”) issued a press release announcing its financial results for the three months ended December 31, 2019. The Company also issued a related investor presentation (which the Company also posted on its website), and hosted an investor conference call and webcast, wherein the Company commented on operating results for the Company’s three months ended December 31, 2019 and provided outlook for the three months ending March 31, 2020. Subsequent to the issuance of the press release and related investor presentation (attached to the Form 8-K dated February 6, 2020 as Exhibits 99.1 and 99.2, respectively), and conference call and webcast with investors, the Company further reviewed and updated its reporting of revenue related to its agreements with Grab Holdings, Inc. and certain of its subsidiaries (as further defined below, the “Grab Transaction,” and Grab, together with its certain subsidiaries, collectively “Grab”). This updated revenue related to the Grab Transaction affects the three months ended September 30, 2019 and the three and six months ended December 31, 2019, as well as the outlook the Company provided on February 6, 2020 for the three months ending March 31, 2020.